BORROWINGS (Schedule of Movement in the Exchangeable Notes balance) (Details) - Exchangeable Senior Notes [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Balance at end of the period	$ (210,000)
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(210,000)	$ (210,000)
Balance at end of the period	$ (210,000)	$ (210,000)